Share based payments - Schedule of parameters used in relation to the new grants (Details)	1 Months Ended			6 Months Ended
	Jun. 30, 2025 equityInstrument Y $ / shares	Mar. 31, 2025 Y equityInstrument $ / shares	Jun. 30, 2024 yr	Jun. 30, 2025 yr equityInstrument $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares) | equityInstrument	593,475	21,469		593,475
Share price (in USD per share)	$ 550.61
Exercise price (in USD per share)	$ 561.74	$ 596.99		$ 561.74
Expected dividend as percentage, share options granted	0.00%	0.00%
Belgian taxed beneficiaries
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares) | equityInstrument				180,620
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of options (in USD per share)	$ 177.33	$ 147.95
Share price (in USD per share)		$ 547.67
Expected volatility (in percentage)	31.56%	32.61%
Average expected option life (in years)	5.34	4.33		4.16
Risk-free interest rate	2.30%	1.91%
Minimum | Belgian taxed beneficiaries
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of options (in USD per share)				$ 153.82
Time period for beneficiaries to choose contractual term				5 years
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of options (in USD per share)	$ 195.75	$ 194.55
Share price (in USD per share)		$ 584.66
Expected volatility (in percentage)	31.61%	33.43%
Average expected option life (in years)	6.35	6.52	6.35
Risk-free interest rate	2.37%	2.43%
Maximum | Belgian taxed beneficiaries
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of options (in USD per share)				$ 195.75
Time period for beneficiaries to choose contractual term				10 years